Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Derivatives liabilities	₩ 91,739	₩ 82,859
Financial guarantee liabilities	19,902	58,545
Other financial liabilities, current	111,641	141,404
Non-current
Derivatives liabilities	18,300	129,505
Financial guarantee liabilities	5,696	4,083
Other financial liabilities, non-current	₩ 23,996	₩ 133,588